Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000237191
Shareholder Report [Line Items]
Fund Name	U.S. High Yield ETF
Trading Symbol	THYF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. High Yield ETF (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield ETF	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

   The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

   Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative results. Overall, credit selection and, to a lesser extent, industry allocations added value.

   Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

   The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
10/25/22	$10,000	$10,000	$10,000
11/30/22	$10,218	$10,406	$10,306
2/28/23	$10,393	$10,401	$10,492
5/31/23	$10,436	$10,613	$10,610
8/31/23	$10,877	$10,501	$10,970
11/30/23	$10,982	$10,529	$11,194
2/29/24	$11,461	$10,748	$11,644
5/31/24	$11,691	$10,752	$11,797
8/31/24	$12,093	$11,267	$12,338
11/30/24	$12,362	$11,252	$12,613
2/28/25	$12,583	$11,372	$12,815
5/31/25	$12,607	$11,339	$12,891
8/31/25	$13,029	$11,620	$13,344
11/30/25	$13,221	$11,894	$13,539
2/28/26	$13,408	$12,084	$13,715
5/31/26	$13,573	$11,921	$13,851

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 10/25/22
U.S. High Yield ETF (Based on Net Asset Value)	7.67%	8.86%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13%	5.00%
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44%	9.48%

Performance Inception Date	Oct. 25, 2022
AssetsNet	$ 816,781,000
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 4,158,000
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$816,781 Number of Portfolio Holdings110 Investment Advisory Fees Paid (000s)$4,158 Portfolio Turnover Rate82.0%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	90.3%
Bank Loans	5.8
Securities Lending Collateral	2.0
Short-Term and Other	1.9

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
CCO Holdings / CCO Holdings Capital	2.1%
VICI Properties	2.0
South Bow Canadian Infrastructure Holdings	1.9
First Quantum Minerals	1.9
PBF Holding	1.8
HLF Financing	1.8
Level 3 Financing	1.6
Brookfield Property REIT	1.5
Latam Airlines Group	1.5
LSF9 Atlantis Holdings	1.5

Material Fund Change Name [Text Block]